Segments (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Revenue by Geographic Areas
Revenue by geographic area is based on the delivery address of the customer and is summarized as follows (in thousands):

	Year Ended December 31,
	2021	2020
United States	$65,442	$71,128
International	10,400	4,275
Total revenues	$75,842	$75,403

Schedule of Major Customers	The Company’s major customers are as follows:

	Percent of Revenue as of December 31, 2021	Percent of Revenue as of December 31, 2020
Customer 1	23%	24%
Customer 2	15%	18%
Customer 3	12%	9%

Schedule of Long-Lived Assets by Geographical Area
The Company’s long-lived assets are composed of property and equipment, net, and are summarized by geographic area as follows as of (in thousands):

	December 31, 2021	December 31, 2020
United States	$705	$528
International	1,165	1,190
Total property and equipment, net	$1,870	$1,718